Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Feb. 02, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014
C000016574
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 13,906	$ 14,610	$ 14,702	$ 14,248	$ 14,092	$ 15,186	$ 15,660	$ 16,676	$ 16,388	$ 16,515	$ 17,351	$ 16,140	$ 14,151	$ 14,748	$ 15,155	$ 16,273	$ 15,524	$ 13,980	$ 13,796	$ 13,450	$ 13,336	$ 14,198	$ 13,028	$ 13,701	$ 14,011	$ 12,405	$ 12,843	$ 12,180	$ 11,565	$ 13,904	$ 13,197	$ 15,032	$ 13,422	$ 13,095	$ 12,056	$ 11,463	$ 11,745	$ 12,661	$ 14,105	$ 13,970	$ 14,731	$ 14,148	$ 13,198	$ 12,572	$ 12,413	$ 12,464	$ 13,255	$ 11,826	$ 9,957	$ 9,741	$ 10,081	$ 10,421	$ 9,459	$ 8,798	$ 8,111	$ 7,566	$ 11,699	$ 12,931	$ 13,163	$ 11,668	$ 12,043	$ 11,645	$ 11,857	$ 12,943	$ 11,772	$ 11,031	$ 11,162	$ 10,679	$ 10,845	$ 11,205	$ 9,710	$ 9,671	$ 9,702	$ 8,563	$ 8,354	$ 9,200	$ 8,447	$ 9,061	$ 10,181	$ 10,363	$ 10,583	$ 10,799	$ 9,992	$ 9,175	$ 9,549	$ 9,786	$ 9,353	$ 8,716	$ 8,102	$ 8,350	$ 8,635	$ 8,491	$ 8,339	$ 8,198	$ 7,562	$ 7,545	$ 8,765	$ 8,277	$ 8,186	$ 8,215	$ 7,760	$ 6,798	$ 7,305	$ 6,911	$ 5,823	$ 5,557	$ 5,728	$ 6,008	$ 6,223	$ 5,826	$ 6,332	$ 7,152	$ 7,778	$ 7,785	$ 8,393	$ 7,661	$ 8,179		$ 7,825	$ 8,448	$ 9,270	$ 9,425
C000016577
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 13,698	14,401	14,501	14,060	13,913	15,011	15,483	16,502	16,224	16,366	17,201	16,009	14,044	14,649	15,060	16,183	15,445	13,921	13,742	13,408	13,300	14,172	13,013	13,691	14,009	12,411	12,860	12,199	11,591	13,946	13,246	15,100	13,488	13,169	12,131	11,541	11,832	12,764	14,227	14,101	14,881	14,303	13,346	12,722	12,570	12,629	13,439	11,996	10,107	9,892	10,242	10,596	9,622	8,956	8,260	7,712	11,929	13,198	13,443	11,921	12,313	11,912	12,140	13,257	12,068	11,313	11,457	10,968	11,140	11,520	9,989	9,956	9,993	8,825	8,615	9,492	8,724	9,361	10,529	10,719	10,955	11,183	10,356	9,512	9,907	10,160	9,716	9,060	8,429	8,690	8,995	8,849	8,698	8,555	7,896	7,884	9,163	8,655	8,566	8,602	8,130	7,129	7,666	7,254	6,116	5,841	6,027	6,326	6,552	6,140	6,681	7,545	8,211	8,227	8,873	8,106	8,655		8,287	8,953	9,831	10,000
C000016579
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 15,130	15,890	15,985	15,489	15,315	16,503	17,015	18,118	17,796	17,933	18,836	17,516	15,352	16,000	16,434	17,649	16,832	15,158	14,949	14,577	14,449	15,378	14,107	14,831	15,163	13,424	13,899	13,172	12,506	15,035	14,270	16,247	14,503	14,151	13,024	12,381	12,680	13,666	15,223	15,074	15,890	15,260	14,233	13,554	13,380	13,434	14,283	12,738	10,724	10,488	10,857	11,217	10,182	9,469	8,724	8,140	12,580	13,906	14,150	12,538	12,939	12,509	12,737	13,899	12,641	11,839	11,979	11,458	11,632	12,017	10,411	10,366	10,399	9,178	8,950	9,852	9,050	9,703	10,899	11,090	11,321	11,553	10,688	9,809	10,208	10,458	9,995	9,315	8,654	8,919	9,220	9,061	8,899	8,749	8,069	8,050	9,346	8,822	8,725	8,752	8,263	7,242	7,778	7,359	6,198	5,915	6,097	6,392	6,618	6,195	6,734	7,603	8,267	8,271	8,915	8,135	8,682		8,306	8,966	9,835	10,000
C000152125
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,812,053	1,903,698	1,914,443	1,855,031	1,834,806	1,977,015	2,037,690	2,170,418	2,131,864	2,148,297	2,256,376	2,098,340	1,839,256	1,916,859	1,968,798	2,114,228	2,015,849	1,815,425	1,790,983	1,746,376	1,730,489	1,842,311	1,690,160	1,776,690	1,816,526	1,608,241	1,664,580	1,578,079	1,497,838	1,800,592	1,708,969	1,946,278	1,737,423	1,694,742	1,559,868	1,482,844	1,519,048	1,637,080	1,823,551	1,805,698	1,903,397	1,828,015	1,704,527	1,623,690	1,602,861	1,609,308	1,710,974	1,525,991	1,284,966	1,256,698	1,300,340	1,343,487	1,219,503	1,134,202	1,044,934	975,007	1,506,649	1,665,348	1,694,608	1,501,583	1,550,133	1,498,115	1,525,363	1,664,573	1,513,968	1,418,355	1,434,703	1,372,282	1,393,089	1,439,162	1,246,943	1,241,494	1,245,457	1,099,312	1,072,064	1,180,063	1,083,458	1,162,228	1,305,402	1,328,686	1,356,429	1,383,676	1,280,136	1,175,305	1,222,658	1,252,491	1,197,087	1,115,166	1,036,560	1,067,813	1,104,275	1,085,334	1,065,919	1,047,451	966,004	963,755	1,119,424	1,056,691	1,044,610	1,048,327	989,777	867,100	931,691	881,041	742,100	708,178	730,019	765,799	792,751	742,100	806,691	910,316	989,777	990,706	1,067,844	973,978	1,039,498	$ 1,000,000
DWS Index: MSCI Emerging Markets Latin America Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Latin America Index
Account Value	$ 10,107	10,656	10,644	10,377	10,271	10,934	11,288	11,698	11,577	11,596	12,181	11,248	9,867	10,362	10,606	11,439	10,879	9,712	9,795	9,539	9,459	10,085	9,179	9,565	9,519	8,681	8,973	8,736	8,379	10,095	9,332	10,724	9,485	9,048	8,427	7,954	8,198	8,660	9,658	9,577	9,984	9,721	9,002	8,681	8,297	8,552	9,169	8,194	6,724	6,801	7,169	7,643	6,889	6,545	6,149	5,784	8,829	10,040	10,636	9,641	10,056	9,627	9,381	10,212	10,200	9,608	9,808	9,766	10,020	10,408	9,055	9,130	9,334	9,022	8,618	9,405	8,611	8,883	10,337	10,470	10,571	10,967	9,692	9,280	9,567	9,925	9,770	9,339	8,625	8,568	8,777	8,777	8,729	8,428	7,832	7,765	8,686	7,902	7,967	7,913	7,499	6,729	7,546	7,121	5,917	5,702	5,977	6,244	6,517	6,143	6,653	7,436	8,114	8,035	8,645	7,839	8,472		8,130	8,667	9,540	10,000
DWS Index: MSCI Emerging Markets Latin America Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Latin America Index
Account Value	$ 10,107	10,656	10,644	10,377	10,271	10,934	11,288	11,698	11,577	11,596	12,181	11,248	9,867	10,362	10,606	11,439	10,879	9,712	9,795	9,539	9,459	10,085	9,179	9,565	9,519	8,681	8,973	8,736	8,379	10,095	9,332	10,724	9,485	9,048	8,427	7,954	8,198	8,660	9,658	9,577	9,984	9,721	9,002	8,681	8,297	8,552	9,169	8,194	6,724	6,801	7,169	7,643	6,889	6,545	6,149	5,784	8,829	10,040	10,636	9,641	10,056	9,627	9,381	10,212	10,200	9,608	9,808	9,766	10,020	10,408	9,055	9,130	9,334	9,022	8,618	9,405	8,611	8,883	10,337	10,470	10,571	10,967	9,692	9,280	9,567	9,925	9,770	9,339	8,625	8,568	8,777	8,777	8,729	8,428	7,832	7,765	8,686	7,902	7,967	7,913	7,499	6,729	7,546	7,121	5,917	5,702	5,977	6,244	6,517	6,143	6,653	7,436	8,114	8,035	8,645	7,839	8,472		8,130	8,667	9,540	10,000
DWS Index: MSCI Emerging Markets Latin America Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Latin America Index
Account Value	$ 10,107	10,656	10,644	10,377	10,271	10,934	11,288	11,698	11,577	11,596	12,181	11,248	9,867	10,362	10,606	11,439	10,879	9,712	9,795	9,539	9,459	10,085	9,179	9,565	9,519	8,681	8,973	8,736	8,379	10,095	9,332	10,724	9,485	9,048	8,427	7,954	8,198	8,660	9,658	9,577	9,984	9,721	9,002	8,681	8,297	8,552	9,169	8,194	6,724	6,801	7,169	7,643	6,889	6,545	6,149	5,784	8,829	10,040	10,636	9,641	10,056	9,627	9,381	10,212	10,200	9,608	9,808	9,766	10,020	10,408	9,055	9,130	9,334	9,022	8,618	9,405	8,611	8,883	10,337	10,470	10,571	10,967	9,692	9,280	9,567	9,925	9,770	9,339	8,625	8,568	8,777	8,777	8,729	8,428	7,832	7,765	8,686	7,902	7,967	7,913	7,499	6,729	7,546	7,121	5,917	5,702	5,977	6,244	6,517	6,143	6,653	7,436	8,114	8,035	8,645	7,839	8,472		$ 8,130	$ 8,667	$ 9,540	$ 10,000
DWS Index: MSCI Emerging Markets Latin America Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Latin America Index
Account Value	$ 1,243,232	$ 1,310,665	$ 1,309,189	$ 1,276,396	$ 1,263,329	$ 1,344,883	$ 1,388,492	$ 1,438,930	$ 1,424,037	$ 1,426,377	$ 1,498,264	$ 1,383,591	$ 1,213,721	$ 1,274,561	$ 1,304,570	$ 1,406,998	$ 1,338,110	$ 1,194,588	$ 1,204,875	$ 1,173,327	$ 1,163,522	$ 1,240,450	$ 1,128,993	$ 1,176,534	$ 1,170,925	$ 1,067,764	$ 1,103,728	$ 1,074,504	$ 1,030,587	$ 1,241,717	$ 1,147,852	$ 1,319,090	$ 1,166,718	$ 1,112,952	$ 1,036,507	$ 978,385	$ 1,008,397	$ 1,065,162	$ 1,187,956	$ 1,178,046	$ 1,228,049	$ 1,195,707	$ 1,107,224	$ 1,067,773	$ 1,020,553	$ 1,051,976	$ 1,127,791	$ 1,007,845	$ 827,020	$ 836,501	$ 881,761	$ 940,134	$ 847,384	$ 805,072	$ 756,322	$ 711,492	$ 1,085,984	$ 1,234,967	$ 1,308,281	$ 1,185,819	$ 1,236,889	$ 1,184,175	$ 1,153,941	$ 1,256,107	$ 1,254,573	$ 1,181,804	$ 1,206,372	$ 1,201,229	$ 1,232,464	$ 1,280,229	$ 1,113,764	$ 1,122,980	$ 1,148,168	$ 1,109,768	$ 1,060,022	$ 1,156,895	$ 1,059,203	$ 1,092,685	$ 1,271,462	$ 1,287,802	$ 1,300,227	$ 1,348,934	$ 1,192,137	$ 1,141,413	$ 1,176,801	$ 1,220,751	$ 1,201,793	$ 1,148,707	$ 1,060,858	$ 1,053,951	$ 1,079,560	$ 1,079,598	$ 1,073,663	$ 1,036,670	$ 963,390	$ 955,105	$ 1,068,441	$ 971,989	$ 980,027	$ 973,320	$ 922,438	$ 827,700	$ 928,167	$ 875,928	$ 727,752	$ 701,364	$ 735,183	$ 768,072	$ 801,664	$ 755,556	$ 818,370	$ 914,604	$ 998,007	$ 988,301	$ 1,063,316	$ 964,204	$ 1,042,120	$ 1,000,000